Fees and Expenses	Oct. 03, 2024
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Small Cap Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses		0.32%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.04%
All other expenses	0.09%		0.09%		0.09%
Acquired fund fees and expenses[1]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.99%		0.91%		0.80%

1  The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)		Investor Class		Advisor Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None		None		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None		None		None
Exchange Fee		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) fees		None		None		None
Other Expenses		0.32%		0.24%		0.13%
Shareholder service fee	0.23%		0.15%		0.04%
All other expenses	0.09%		0.09%		0.09%
Acquired fund fees and expenses[1]		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		0.99%		0.91%		0.80%

1  The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain same. The one-year figure and three-year figure are each based on total annual operating expenses of the Fund after expense reimbursement. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$101	$315	$547	$1,213
Advisor Class	$93	$290	$504	$1,120
Institutional Class	$82	$255	$444	$990

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 19% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	19.00%
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

The Fund is the successor of the FPA Queens Road Value Fund, formerly a series of Bragg Capital Trust (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund on July 28, 2023.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None
Exchange Fee		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%
Distribution (Rule 12b-1) fees		None
Other Expenses		0.66%
Shareholder service fee	0.07%
All other expenses	0.59%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and Reimbursement[1]		(0.96)%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]		0.65%

1  The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2025. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023, for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		None
Exchange Fee		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.95%
Distribution (Rule 12b-1) fees		None
Other Expenses		0.66%
Shareholder service fee	0.07%
All other expenses	0.59%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and Reimbursement[1]		(0.96)%
Total Annual Fund Operating Expenses after Expense Reimbursement[1]		0.65%

1  The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, until September 30, 2025. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund's reorganization on July 28, 2023, for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board"), upon written notice to the adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$66	$414	$785	$1,830

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 9% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	9.00%